JLS	Nuveen Mortgage and Income Fund Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 125.5% (98.0% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 88.0% (68.7% of Total Investments)

$5,000	Angel Oak Mortgage Trust I LLC 2018-1, 144A, (3)	4.100%	4/27/48	A	$5,111,257
800	BANK 2020-BNK25, 144A, (3)	2.500%	1/15/63	BBB	634,683
1,000	BBCMS Mortgage Trust 2020-C6, 144A	3.688%	2/15/53	N/R	1,010,479
3,722	BCAP LLC Trust 2007-AA1, (1-Month LIBOR reference rate + 0.180% spread), (3), (4)	0.328%	3/25/37	Caa3	3,549,646
1,000	Benchmark 2020-B16 Mortgage Trust, 144A, (3)	2.500%	2/15/53	BBB	842,259
1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,501,754
1,499	BX Commercial Mortgage Trust 2020-BXLP, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3), (4)	1.752%	12/15/36	N/R	1,479,839
845	CD 2016-CD1 Mortgage Trust, (3)	3.631%	8/10/49	A–	779,151
1,500	CD 2016-CD2 Mortgage Trust	4.158%	11/10/49	A–	1,458,572
878	CD 2017-CD3 Mortgage Trust, (3)	4.711%	2/10/50	A–	875,496
25	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	25,065
750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	748,071
2,132	ChaseFlex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3), (4)	0.428%	5/25/37	B3	1,984,766
785	CHL Mortgage Pass-Through Trust 2006-HYB1	3.276%	3/20/36	Caa3	756,932
1,000	Citigroup Commercial Mortgage Trust 2015-GC29	4.296%	4/10/48	A–	987,923
1,200	COMM 2013-CCRE11 Mortgage Trust, (3)	5.278%	8/10/50	Aa3	1,270,049
1,500	COMM 2013-LC13 Mortgage Trust, 144A	5.463%	8/10/46	BB–	1,225,740
325	COMM 2014-CCRE19 Mortgage Trust	4.703%	8/10/47	AA–	351,934
1,000	COMM 2014-CCRE19 Mortgage Trust, 144A, (3)	4.868%	8/10/47	BBB–	882,882
1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	645,331
500	COMM 2015-CCRE23 Mortgage Trust	4.435%	5/10/48	N/R	503,304
1,500	COMM 2015-CCRE24 Mortgage Trust, (3)	3.463%	8/10/48	BBB–	1,254,176
600	COMM 2015-CCRE25 Mortgage Trust	4.689%	8/10/48	A–	590,402
1,500	COMM 2015-CCRE26 Mortgage Trust	4.630%	10/10/48	A–	1,523,961
800	COMM 2015-LC21 Mortgage Trust, (3)	4.480%	7/10/48	N/R	856,669
1,000	COMM MORTGAGE TRUST	4.713%	5/10/51	A–	1,019,456
1,500	Connecticut Avenue Securities Trust 2020-R02, 144A, (1-Month LIBOR reference rate + 2.000% spread), (4)	2.148%	1/25/40	B	1,461,203
31	Countrywide Asset-Backed Certificates, (1-Month LIBOR reference rate + 1.350% spread), (4)	1.498%	4/25/34	Ba3	31,225
800	CPT MORTGAGE TRUST, 144A	3.097%	11/13/39	N/R	753,778
1,000	Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	999,038
1,690	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3), (4)	3.148%	7/25/24	Aaa	1,476,628
698	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 5.900% spread), (4)	6.048%	10/25/28	BBB	737,222
1,995	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 0.450% spread), (4)	0.598%	7/25/30	BBB	1,943,756
986	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (4)	0.000%	8/25/30	Aaa	954,239
1,119	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.150% spread), (4)	2.298%	10/25/30	BB	1,096,993
3,476	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.100% spread), (4)	2.248%	3/25/31	Aaa	3,415,245
976	First Horizon Alternative Mortgage Securities Trust 2005-AA7	2.547%	9/25/35	N/R	923,026
1,661	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	N/R	1,169,754
94	Flagstar Mortgage Trust 2017-2, 144A	4.102%	10/25/47	A3	97,811
2,822	Freddie Mac Stacr Remic Trust 2019-Hqa4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3), (4)	2.198%	11/25/49	B+	2,785,579
1,500	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (4)	1.998%	2/25/50	BB	1,460,305
750	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (4)	3.248%	3/25/50	Ba2	738,724
1,500	Freddie Mac Stacr Trust 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (4)	2.448%	10/25/48	B+	1,468,105

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,214	Freddie Mac STACR Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 1.400% spread), (3), (4)	1.548%	2/25/49	BBB+	$2,059,197
285	Freddie Mac Strips, (I/O), (1-Month LIBOR reference rate + 5.920% spread), (4)	5.768%	3/15/44	N/R	54,415
700	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.150% spread), (3), (4)	0.046%	1/25/25	Aaa	702,078
2,427	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.250% spread), (3), (4)	3.398%	7/25/29	Aaa	2,485,350
5,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.450% spread), (4)	3.598%	10/25/29	BBB	5,144,747
1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.350% spread), (3), (4)	2.498%	4/25/30	Ba2	1,499,999
111	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	3.989%	9/25/47	Ba3	110,407
552	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.473%	11/25/48	Aaa	548,863
1,580	GMACM Mortgage Loan Trust 2005-AF2	6.000%	12/25/35	N/R	1,492,669
1,000	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.450% spread), (4)	1.602%	7/15/31	A–	945,327
1,000	GS Mortgage Securities Trust 2015-GC30, (3)	4.169%	5/10/50	N/R	1,049,610
500	GS Mortgage Securities Trust 2019-GC40, 144A	3.668%	7/10/52	BBB–	497,102
1,687	GSAA Home Equity Trust 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3), (4)	0.598%	8/25/37	B1	1,661,911
546	Hudson Yards, 144A	3.041%	12/10/41	Baa3	540,089
1,000	Hudson Yards, 144A	3.041%	12/10/41	N/R	877,183
1,989	IndyMac INDX Mortgage Loan Trust 2005-AR11, (3)	3.233%	8/25/35	Caa3	1,758,225
1,087	JP Morgan Mortgage Trust 2006-A6	3.489%	10/25/36	N/R	966,452
1,000	JPMBB Commercial Mortgage Securities Trust 2015-C27, (3)	3.898%	2/15/48	N/R	1,058,390
760	JPMBB Commercial Mortgage Securities Trust 2015-C29, (3)	4.118%	5/15/48	AA–	789,589
400	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.352%	5/15/48	A–	374,786
1,000	MFT 2020-B6 Mortgage Trust, 144A	3.392%	8/10/40	N/R	973,182
600	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19	4.000%	12/15/47	N/R	597,546
226	Morgan Stanley Capital I Trust 2015-MS1	4.166%	5/15/48	N/R	237,908
590	Morgan Stanley Capital I Trust, 144A	0.056%	9/15/47	AAA	591,709
269	Morgan Stanley Mortgage Loan Trust 2007-15AR	3.060%	11/25/37	CCC	225,718
1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	969,369
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE D, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3), (4)	2.902%	7/15/36	N/R	953,395
1,050	Natixis Commercial Mortgage Securities Trust 2019-MILE F, 144A, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.402%	7/15/36	N/R	967,112
2,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 1.500% spread), (3), (4)	1.652%	7/15/36	N/R	1,980,034
2,039	RALI Series 2007-QS2 Trust, (3)	6.250%	1/25/37	Caa3	1,962,275
4,274	RAMP Series 2006-NC2 Trust, (1-Month LIBOR reference rate + 0.290% spread), (3), (4)	0.438%	2/25/36	Aaa	4,225,150
2,275	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3), (4)	1.798%	4/25/43	BB–	2,190,604
1,500	Tricon American Homes 2016-SFR1 Trust, 144A	4.878%	11/17/33	N/R	1,498,517
605	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A, (3)	4.234%	3/10/46	A3	574,509
1,250	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	1,250,443
1,500	VOLT LXXXIV LLC, 144A	3.967%	12/27/49	N/R	1,481,121
1,165	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust, (12MTA reference rate + 0.980% spread), (4)	1.999%	7/25/46	Caa3	1,056,049
1,190	Wells Fargo Commercial Mortgage Trust 2012-LC5, 144A	4.917%	10/15/45	Baa3	1,177,137
1,300	Wells Fargo Commercial Mortgage Trust 2015-NXS1, (3)	4.285%	5/15/48	BBB–	1,227,724
1,000	Wells Fargo Commercial Mortgage Trust 2016-C32, (3)	4.884%	1/15/59	N/R	1,089,012
1,000	WFRBS Commercial Mortgage Trust 2013-C18	4.845%	12/15/46	A3	933,780
$108,130	Total Mortgage-Backed Securities (cost $105,705,534)				104,161,111

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 37.5% (29.3% of Total Investments)

$961	AASET 2020-1 Trust, 144A	6.413%	1/16/40	BB	$398,092
965	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,003,769
1,500	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	1,487,239

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$1,250	Air Canada 2020-2 Class A Pass Through Trust, 144A	5.250%	4/01/29	A	$1,281,274
1,250	Air Canada 2020-2 Class B Pass Through Trust, 144A	9.000%	10/01/25	BBB–	1,308,828
308	ARTS Ltd	2.030%	9/15/21	BB+	302,308
1,275	Avis Budget Rental Car Funding AESOP LLC, 144A	4.530%	3/20/23	BBB	1,295,353
225	Avis Budget Rental Car Funding AESOP LLC, 144A	4.950%	3/20/25	BBB	235,223
1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,003,130
1,000	Bowman Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 3.350% spread), (4)	3.606%	11/23/25	BBB–	991,472
1,000	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	5.592%	6/07/23	N/R	1,005,800
775	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	800,831
300	Cayuga Park CLO, Ltd, 144A, (3-Month LIBOR reference rate + 7.330% spread), (4)	7.562%	7/17/31	BB–	297,797
1,200	Cayuga Park CLO, Ltd, 144A, (3-Month LIBOR reference rate + 4.000% spread), (4)	0.000%	7/17/31	BBB–	1,201,912
500	CIFC Funding 2015-IV Ltd, 144A, (3-Month LIBOR reference rate + 4.000% spread), (4)	0.000%	10/20/27	Baa3	500,012
1,375	CIFC Funding Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (4)	0.000%	8/24/32	BBB–	1,381,073
416	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	441,101
49	Domino’s Pizza Master Issuer LLC, 144A	4.118%	7/25/47	BBB+	52,447
1,000	Drive Auto Receivables Trust 2020-2	3.050%	5/15/28	BBB	1,040,380
977	DRIVEN BRANDS FUNDING LLC, 144A	4.739%	4/20/48	BBB–	1,027,861
1,500	Four Seas LP, 144A	4.950%	8/28/27	N/R	1,447,059
417	Garanti Diversified Payment Rights Finance Co	3.440%	10/09/21	BB+	410,938
455	Hilton Grand Vacations Trust 2020-A, 144A	4.220%	2/25/39	A	480,778
911	Hilton Grand Vacations Trust 2020-A, 144A	6.420%	2/25/39	BBB	997,366
500	HIN Timeshare Trust 2020-A, 144A	3.420%	10/09/39	BBB	500,863
700	HIN Timeshare Trust 2020-A, 144A	5.500%	10/09/39	BB	684,230
500	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	475,552
1,433	Horizon Aircraft Finance II Ltd, 144A	4.703%	7/15/39	BBB	1,070,351
732	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	551,892
529	Jack in the Box Funding LLC, 144A	3.982%	8/25/49	BBB	542,286
651	Jack in the Box Funding LLC, 144A	4.476%	8/25/49	BBB	680,873
328	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	214,046
307	LUNAR AIRCRAFT 2020-1 LTD, 144A	6.413%	2/15/45	B	125,338
1,375	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (4)	6.995%	10/25/32	BB–	1,324,533
257	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, (1-Month LIBOR reference rate + 0.825% spread), (4)	0.973%	8/25/34	BBB	255,526
800	Mosaic Solar Loan Trust 2020-1, 144A	4.470%	4/20/46	N/R	812,989
540	Mosaic Solar Loan Trust 2020-1, 144A	6.910%	4/20/46	N/R	551,624
500	Mosaic Solar Loan Trust 2020-2, 144A	3.000%	8/20/46	N/R	495,894
300	Mosaic Solar Loan Trust 2020-2, 144A	5.420%	8/20/46	N/R	298,111
1,137	MVW 2020-1 LLC, 144A	4.210%	10/20/37	BBB	1,181,118
726	MVW 2020-1 LLC, 144A	7.140%	10/20/37	BB	753,144
1,250	Neuberger Berman Loan Advisers CLO 37 Ltd, 144A, (3-Month LIBOR reference rate + 7.050% spread), (4)	7.219%	7/20/31	BB–	1,220,399
1,315	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,385,616
589	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	625,418
250	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (4)	3.342%	12/28/22	N/R	253,025
382	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	371,076
1,426	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	3.510%	7/20/37	BBB	1,442,072
1,188	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	6.590%	7/20/37	BB	1,201,489
766	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	809,517
660	START Ireland, 144A	5.095%	3/15/44	BB	357,230
500	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.000% spread), (4)	5.092%	6/06/22	N/R	511,800
508	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	547,059
246	Taco Bell Funding LLC, 144A	4.318%	11/25/48	BBB	250,810
1,000	Tesla Auto Lease Trust 2018-B, 144A	7.870%	6/20/22	Ba3	1,045,748
710	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	743,505
1,500	Tesla Auto Lease Trust 2020-A, 144A	4.640%	8/20/24	Ba2	1,556,006

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$1,000	Voya CLO 2020-1 Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (4)	4.553%	7/16/31	BBB–	$994,223

112	Wendy’s Funding LLC, 144A	3.783%	6/15/49	BBB	119,196
$45,326	Total Asset-Backed Securities (cost $45,076,137)				44,344,602
	Total Long-Term Investments (cost $150,781,671)				148,505,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 2.6% (2.0% of Total Investments)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.4% (1.1% of Total Investments)

$1,705	Federal Agricultural Mortgage Corp Discount Notes	0.000%	10/01/20	N/R	$1,705,000

	REPURCHASE AGREEMENTS – 1.2% (0.9% of Total Investments)

1,382	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $1,382,016, collateralized by $1,416,100 U.S. Treasury Notes, 0.375%, due 9/30/27, value $1,409,684	0.000%	10/01/20	Aaa	1,382,016
$3,087	Total Short-Term Investments (cost $3,087,016)				3,087,016
	Total Investments (cost $153,868,687) – 128.1%				151,592,729
	Borrowings – (3.5)% (5), (6)				(4,125,000)
	Reverse Repurchase Agreements – (22.1)% (7)				(26,119,720)
	Other Assets Less Liabilities – (2.5)%				(2,971,271)
	Net Assets Applicable to Common Shares – 100%				$118,376,738

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$104,161,111	$—	$104,161,111
Asset-Backed Securities	—	44,344,602	—	44,344,602

Short-Term Investments:
U.S. Government And Agency Obligations	—	1,705,000	—	1,705,000
Repurchase Agreements	—	1,382,016	—	1,382,016
Total	$—	$151,592,729	$—	$151,592,729

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $46,639,292 have been pledged as collateral for reverse repurchase agreements.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Borrowings as a percentage of Total Investments is 2.7%.

(6)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $10,623,238 have been pledged as collateral for borrowings.

(7)	Reverse Repurchase Agreements as a percentage of Total Investments is 17.2%.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate